OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Assets And Liabilities Employed By Segment (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Assets	$ 8,748.4	$ 8,483.6
Liabilities	5,535.6	5,905.3
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Assets	4,847.5	5,089.5
Liabilities	1,039.4	1,219.9
Operating segments | Defence and Security
Disclosure of operating segments [line items]
Assets	1,561.9	1,767.5
Liabilities	540.5	613.5
Operating segments | Healthcare
Disclosure of operating segments [line items]
Assets	250.2	253.9
Liabilities	159.3	45.9
Unallocated amounts
Disclosure of operating segments [line items]
Assets	2,088.8	1,372.7
Liabilities	$ 3,796.4	$ 4,026.0